Share Capital (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about other warrants, valuation assumptions [Table Text Block]
Input	Range
Expected volatility	93% - 99%
Expected life	2.25 years
Dividends	0.00%
Risk-free interest rate	0.65% - 0.80%

Input	Range
Expected volatility	86% - 95%
Expected life	2.25 years
Dividends	0.00%
Risk-free interest rate	0.45% - 0.80%

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2017		December 31, 2016
		Weighted
		average		Weighted
	Number of	exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	7,511,500	CDN $0.46	5,275,000	CDN $0.65
Options granted	320,000	CDN $0.19	4,605,000	CDN $0.24
Options forfeited	981,500	CDN $0.37	-	-
Options exercised	(130,000)	CDN $0.40	(38,500)	CDN $0.46
Options expired	(615,000)	CDN $0.84	(2,330,000)	CDN $0.90
Options outstanding, ending	6,105,000	CDN $0.42	7,511,500	CDN $0.46

Options exercisable, ending	5,805,000	CDN $0.41	6,070,000	CDN $0.45

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
			Number of Options
Exercise Price		Expiration Date	Outstanding
CDN$	0.80	January 4, 2018	20,000
CDN$	0.71	April 5, 2018	40,000
CDN$	0.83	June 3, 2018	25,000
CDN$	0.58	July 31, 2018	100,000
CDN$	1.08	January 10, 2019	315,000
CDN$	0.75	December 17, 2019	405,000
CDN$	0.65	December 20, 2019	80,000
CDN$	0.58	April 30, 2020	900,000
CDN$	0.54	June 15, 2020	15,000
CDN$	0.65	July 13, 2020	80,000
CDN$	0.40	January 13, 2021	1,625,000
CDN$	0.51	February 15, 2021	120,000
CDN$	0.20	December 9, 2021	1,440,000
CDN$	0.18	December 30, 2021	620,000
CDN$	0.22	June 22, 2022	120,000
CDN$	0.17	September 20, 2022	200,000
			6,105,000

Disclosure of detailed information about warrants, activity [Table Text Block]
	December 31, 2017		December 31, 2016
				Weighted
		Weighted		Average
	Number of	Average	Number of	Exercise
	Warrants	Exercise Price	Warrants	Price
Warrants outstanding, beginning	26,679,670	CDN $0.63	18,708,432	CDN $0.72
Warrants issued	13,539,233	CDN $0.22	8,446,105	CDN $0.44
Warrants exercised	(375,000)	CDN $0.25	-	-
Warrants expired	(3,840,700)	CDN $0.90	(474,867)	CDN $0.96
Warrants outstanding, ending	36,003,203	CDN $0.45	26,679,670	CDN $0.63

Disclosure of detailed information about outstanding warrants explanatory [Table Text Block]
			Number of Warrants
			Outstanding and
Exercise Price		Expiration Date	Exercisable
CDN$	0.70	January 21, 2018	1,356,312
CDN$	0.95	April 14, 2018	1,209,080
CDN$	0.95	April 27, 2018	421,500
CDN$	0.74	July 23, 2018	1,070,000
CDN$	0.74	July 31, 2018	825,500
US$	0.62	August 20, 2018	6,038,240
CDN$	0.74	November 30, 2018	1,764,444
CDN$	0.74	December 18, 2018	1,707,789
CDN$	0.55	February 2, 2019	273,058
CDN$	0.55	March 17, 2019	2,267,947
CDN$	0.55	June 28, 2019	1,070,000
CDN$	0.55	July 28, 2019	1,070,000
CDN$	0.43	September 16, 2019	695,500
CDN$	0.30	November 2, 2019	1,070,000
CDN$	0.30	November 22, 2019	429,600
CDN$	0.25	December 5, 2019	1,070,000
CDN$	0.25	December 14, 2019	500,000
CDN$	0.25	January 9, 2020	716,800
CDN$	0.40	February 3, 2020	695,500
CDN$	0.25	March 17, 2020	963,000
CDN$	0.25	April 7, 2020	1,102,100
CDN$	0.27	May 11, 2020	535,000
CDN$	0.24	June 14, 2020	1,337,500
CDN$	0.24	July 11, 2020	695,500
CDN$	0.24	July 26, 2020	963,000
CDN$	0.24	August 9, 2020	1,087,500
CDN$	0.19	September 12, 2020	535,000
CDN$	0.15	October 16, 2020	1,337,500
CDN$	0.15	November 24, 2020	1,537,333
CDN$	0.12	December 27, 2020	1,658,500
			36,003,203